Events (Unreviewed) Subsequent to the Filing of Form 10-Q (Details) - Forecast [Member] - USD ($)	Jun. 30, 2025	Jun. 26, 2025	May 29, 2025
Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report [Line Items]
Shares of common stock (in Shares)		518,102
Redemption price (in Dollars per share)		$ 11.31
Aggregate redemption amount		$ 5,860,000
Trust account amount		6,380,000
Held in the trust account		$ 12,240,000
Principal amount	$ 286,259
Non-interest bearing promissory note			$ 250,000